Schedule of investments

Optimum Large Cap Value Fund
June 30, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.45%			Common Stock (continued)
Communication Services - 6.93%			Financials (continued)
Alphabet Class A †	11,698	$16,588,349	Bank of America	872,631	$20,724,986
AT&T	177,706	5,372,052	Berkshire Hathaway Class B †	45,016	8,035,806
Comcast Class A	944,285	36,808,229	BlackRock	17,375	9,453,564
Discovery Class A †	381,685	8,053,554	Charles Schwab	180,145	6,078,092
Verizon Communications	462,562	25,501,043	Chubb (Switzerland)	119,652	15,150,336
Walt Disney	77,991	8,696,776	Citigroup	291,535	14,897,439
		101,020,003	E*TRADE Financial	158,732	7,893,742
Consumer Discretionary - 2.72%			Goldman Sachs Group	61,695	12,192,166
Aptiv	23,162	1,804,783	Hartford Financial Services
Best Buy	104,850	9,150,259	Group	207,370	7,994,114
Darden Restaurants	71,274	5,400,431	Intercontinental Exchange	111,628	10,225,125
Lowe’s	27,830	3,760,390	JPMorgan Chase & Co.	570,642	53,674,587
Marriott International Class A	25,786	2,210,634	Marsh & McLennan	141,487	15,191,459
PulteGroup	189,033	6,432,793	Moody’s	16,968	4,661,619
Target	90,391	10,840,593	Nasdaq	93,827	11,209,512
			PNC Financial Services Group	69,225	7,283,162
		39,599,883	Prudential Financial	151,256	9,211,490
Consumer Staples - 6.69%			State Street	268,287	17,049,639
Archer-Daniels-Midland	100,855	4,024,114	T Rowe Price Group	34,078	4,208,633
Colgate-Palmolive	22,799	1,670,255	Travelers	166,406	18,978,604
Danone (France) †	44,631	3,097,980	Truist Financial	450,760	16,926,038
Diageo (United Kingdom)	320,726	10,660,083	US Bancorp	287,944	10,602,098
J M Smucker	20,414	2,160,005	Willis Towers Watson	59,290	11,677,166
Kimberly-Clark	122,019	17,247,386			332,022,438
Mondelez International
Class A	202,919	10,375,249	Healthcare - 17.98%
Nestle (Switzerland)	131,315	14,558,976	Abbott Laboratories	126,772	11,590,764
PepsiCo	115,375	15,259,498	AbbVie	107,912	10,594,800
Philip Morris International	51,679	3,620,631	AmerisourceBergen	95,258	9,599,149
Procter & Gamble	90,674	10,841,890	Biogen †	8,112	2,170,366
Reckitt Benckiser Group			Boston Scientific †	160,592	5,638,385
(United Kingdom)	44,352	4,080,314	Cigna	135,694	25,462,979
		97,596,381	Danaher	72,792	12,871,809
			Eli Lilly and Co.	63,496	10,424,773
Energy - 4.23%			Hill-Rom Holdings	85,401	9,375,322
Chevron	216,079	19,280,729	Johnson & Johnson	349,338	49,127,403
Concho Resources	105,336	5,424,804	McKesson	46,683	7,162,106
ConocoPhillips	316,300	13,290,926	Medtronic (Ireland)	399,327	36,618,286
EOG Resources	224,266	11,361,316	Merck & Co.	273,036	21,113,874
Phillips 66	85,898	6,176,066	Pfizer	393,537	12,868,660
Pioneer Natural Resources	21,839	2,133,670	Roche Holding (Switzerland)	11,937	4,135,568
Suncor Energy (Canada)	240,092	4,048,104	Thermo Fisher Scientific	71,989	26,084,494
		61,715,615	UnitedHealth Group	24,553	7,241,907
Financials - 22.78%					262,080,645
Allstate	88,536	8,587,107	Industrials - 14.28%
American Express	122,864	11,696,653	Canadian National Railway
Aon Class A	95,635	18,419,301	(Canada)	51,174	4,532,481

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Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Industrials (continued)			Materials (continued)
Carrier Global	60,505	$1,344,421	Sherwin-Williams	16,045	$9,271,603
Caterpillar	66,486	8,410,479	Westrock	146,156	4,130,369
Eaton	107,739	9,425,008			57,527,975
Equifax	50,982	8,762,786	Real Estate - 2.04%
Honeywell International	187,165	27,062,187	Boston Properties	82,304	7,438,635
Illinois Tool Works	80,813	14,130,153	Equity LifeStyle Properties	61,173	3,822,089
Johnson Controls			Highwoods Properties	99,248	3,704,928
International	216,798	7,401,484	Prologis	131,670	12,288,761
Kansas City Southern	60,677	9,058,469	Public Storage	13,277	2,547,724
Lockheed Martin	45,313	16,535,620
Masco	127,698	6,411,717			29,802,137
Northrop Grumman	80,235	24,667,448	Utilities - 6.98%
Otis Worldwide	41,142	2,339,334	American Electric Power	201,965	16,084,493
Owens Corning	100,418	5,599,308	Dominion Energy	103,181	8,376,234
Parker-Hannifin	57,238	10,490,008	DTE Energy	102,961	11,068,307
Quanta Services	277,170	10,873,379	Duke Energy	335,304	26,787,437
Raytheon Technologies	82,284	5,070,340	FirstEnergy	239,855	9,301,577
Stanley Black & Decker	58,666	8,176,867	Southern	260,756	13,520,199
Textron	179,773	5,916,329	Xcel Energy	266,184	16,636,500
Trane Technologies	130,230	11,587,865			101,774,747
Union Pacific	60,931	10,301,604
		208,097,287	Total Common Stock
			(cost $1,239,536,669)		1,435,098,347
Information Technology - 9.87%
Accenture Class A (Ireland)	98,178	21,080,780	Short-Term Investments - 1.52%
Analog Devices	45,712	5,606,120	Money Market Mutual Funds - 1.52%
Apple	20,027	7,305,850	BlackRock FedFund -
Broadcom	20,583	6,496,201	Institutional Shares
Cisco Systems	213,524	9,958,759	(seven-day effective yield
Fidelity National Information			0.10%)	4,425,971	4,425,971
Services	80,678	10,818,113	Fidelity Investments Money
Fiserv †	110,485	10,785,546	Market Government
Intel	267,082	15,979,516	Portfolio - Class I
Micron Technology †	157,360	8,107,187	(seven-day effective yield
Microsoft	50,473	10,271,760	0.06%)	4,425,970	4,425,970
NXP Semiconductors	57,635	6,572,695	GS Financial Square
ON Semiconductor †	350,085	6,938,685	Government Fund -
Oracle	118,683	6,559,609	Institutional Shares
Texas Instruments	136,886	17,380,415	(seven-day effective yield
			0.15%)	4,425,970	4,425,970
		143,861,236	Morgan Stanley Government
Materials - 3.95%			Portfolio - Institutional
Air Products and Chemicals	44,748	10,804,852	Share Class (seven-day
DuPont de Nemours	103,532	5,500,655	effective yield 0.03%)	4,425,970	4,425,970
Huntsman	325,698	5,852,793
Martin Marietta Materials	50,159	10,361,345
PPG Industries	109,432	11,606,358

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(Unaudited)

	Number of	Value
	shares	(US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US
Government Money Market
Fund - Investor Class
(seven-day effective yield
0.04%)	4,425,970	$4,425,970
Total Short-Term
Investments
(cost $22,129,851)		22,129,851

Total Value of
Securities - 99.97%
(cost $1,261,666,520)		1,457,228,198
Receivables and Other
Assets Net of
Liabilities - 0.03%		427,030
Net Assets Applicable to
96,878,338 Shares
Outstanding - 100.00%		$1,457,655,228

† Non-income producing security.

GS - Goldman Sachs

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